SEGMENT - Segment information (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT
Total revenues	¥ 23,891	$ 3,274	€ 750	¥ 21,882	¥ 13,862
Adjusted EBITDA	6,820			6,268	1,178
Interest income	210	29		248	87
Interest expense	(318)	(44)		(385)	(409)
Income tax expense	(1,662)	(228)		(1,204)	(207)
Depreciation and amortization	(1,332)	(183)		(1,414)	(1,456)
Share-based compensation	(322)	(44)		(143)	(87)
(Loss) gain from fair value changes of equity securities	(66)	(9)		109	(359)
Foreign exchange (loss) gain, net	(272)	(37)		90	(641)
Gain (loss) on disposal of investments	(10)			516	73
Net (loss) income attributable to H World Group Limited	3,048	418		4,085	(1,821)
Leased and owned hotels
SEGMENT
Total revenues	13,843	1,897		13,796	9,148
Manachised and franchised hotel revenues
SEGMENT
Total revenues	9,498	1,301		7,694	4,405
Others
SEGMENT
Total revenues	550	$ 76		392	309
Elimination
SEGMENT
Total revenues	(19)			(27)	(11)
Adjusted EBITDA	0			(1)	(3)
Elimination | Leased and owned hotels
SEGMENT
Total revenues				(12)
Elimination | Manachised and franchised hotel revenues
SEGMENT
Total revenues	(13)			(9)	(5)
Elimination | Others
SEGMENT
Total revenues	(6)			(6)	(6)
Legacy Huazhu | Operating Segments
SEGMENT
Total revenues	19,029			17,444	10,661
Adjusted hotel operating costs	(9,888)			(9,419)	(7,958)
Adjusted selling and marketing expenses	(723)			(641)	(331)
Adjusted general and administrative expenses	(1,573)			(1,405)	(1,184)
Other segment items (primarily include other operating income, net)	(129)			(206)	(85)
Adjusted EBITDA	6,974			6,185	1,273
Legacy Huazhu | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	9,146			9,522	6,062
Legacy Huazhu | Operating Segments | Manachised and franchised hotel revenues
SEGMENT
Total revenues	9,385			7,596	4,324
Legacy Huazhu | Operating Segments | Others
SEGMENT
Total revenues	498			326	275
Legacy DH | Operating Segments
SEGMENT
Total revenues	4,881			4,465	3,212
Adjusted hotel operating costs	(4,125)			(3,569)	(2,857)
Adjusted selling and marketing expenses	(451)			(429)	(277)
Adjusted general and administrative expenses	(575)			(505)	(401)
Other segment items (primarily include other operating income, net)	(116)			(122)	(231)
Adjusted EBITDA	(154)			84	(92)
Legacy DH | Operating Segments | Leased and owned hotels
SEGMENT
Total revenues	4,697			4,286	3,086
Legacy DH | Operating Segments | Manachised and franchised hotel revenues
SEGMENT
Total revenues	126			107	86
Legacy DH | Operating Segments | Others
SEGMENT
Total revenues	¥ 58			¥ 72	¥ 40